N-4	Apr. 30, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
Entity Central Index Key	0000878467
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
This supplement should be read, retained, and used in conjunction with the Personal Retirement Annuity prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.
In “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT”, the Current Expenses for the below Funds are updated as
indicated below:

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity ® VIP Disciplined Small Cap Portfolio Adviser : Fidelity Management & Research Company LLC	0.40%	20.85%	11.73%	7.40%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity ® VIP Extended Market Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.12%	17.44%	11.31%	—
Seeks a high level of current income, while also considering growth of capital	Fidelity ® VIP High Income Portfolio Adviser : Fidelity Management & Research Company LLC	0.86%	10.30%	3.83%	3.35%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index	Fidelity ® VIP Index 500 Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.09%	26.19%	15.56%	11.92%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity ® VIP International Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.16%	16.16%	7.17%	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity ® VIP Total Market Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.11%	26.07%	15.01%	—
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser : Lazard Asset Management LLC	1.15%*	22.61%	5.26%	2.29%

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

Prospectuses Available [Text Block]	More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at
www.fidelity.com/FPRAreports
. You can also request this information at no cost by calling
1-800-634-9361
or by sending an email request to
filifunddocuments@fidelity.com
	.
Portfolio Companies [Table Text Block]

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity ® VIP Disciplined Small Cap Portfolio Adviser : Fidelity Management & Research Company LLC	0.40%	20.85%	11.73%	7.40%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity ® VIP Extended Market Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.12%	17.44%	11.31%	—
Seeks a high level of current income, while also considering growth of capital	Fidelity ® VIP High Income Portfolio Adviser : Fidelity Management & Research Company LLC	0.86%	10.30%	3.83%	3.35%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index	Fidelity ® VIP Index 500 Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.09%	26.19%	15.56%	11.92%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity ® VIP International Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.16%	16.16%	7.17%	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity ® VIP Total Market Index Portfolio Adviser : Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.11%	26.07%	15.01%	—
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser : Lazard Asset Management LLC	1.15%*	22.61%	5.26%	2.29%

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

C000021011 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity ® VIP Disciplined Small Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	20.85%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	7.40%
C000199917 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies
Portfolio Company Name [Text Block]	Fidelity ® VIP Extended Market Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	17.44%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000020977 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital
Portfolio Company Name [Text Block]	Fidelity ® VIP High Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.30%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	3.35%
C000021014 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index
Portfolio Company Name [Text Block]	Fidelity ® VIP Index 500 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
C000199919 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets
Portfolio Company Name [Text Block]	Fidelity ® VIP International Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000199921 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks
Portfolio Company Name [Text Block]	Fidelity ® VIP Total Market Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	26.07%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000028469 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.15%	[1]
Average Annual Total Returns, 1 Year [Percent]	22.61%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	2.29%

[1]	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.